Filed pursuant to Rule 497(e)
Registration Nos. 333-82865; 811-09447

Supplement Dated
May 2, 2022

to the

Jacob Forward ETF (JFWD)

Statement of Additional Information
dated December 31, 2021

a series of Jacob Funds Inc.
(the “Fund”)

Effective May 2, 2022, the standard fixed creation transaction fee and the standard fixed redemption transaction fee for the Fund, regardless of the number of Creation Units created or redeemed in the transaction, is $300.

Please retain this Supplement with your Statement of Additional Information for future reference.